COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2023 (unaudited)

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 67.3%
Colorado 100.0%
Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$476,000
Anthology West MD #4 - Series A - 2041 (g)	12/15/2041	6.25%	1,100,000	1,029,314
Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,630,000	3,915,128
Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	640,624
Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,440,817
Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,413,825
Banning Lewis Ranch Regional MD - Series B - 2041 (g)	12/15/2041	7.75%	625,000	601,881
Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,325,085
Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,581,960
Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,252,913
Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,010,127
Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,610,300
Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,101,257
Bent Grass MD - Series A - 2049	12/1/2049	5.25%	1,690,000	1,578,004
Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	2,943,802
Bramming Farm MD #1 - Series A - 2044	12/1/2044	6.00%	1,910,000	1,836,522
Brighton Crossing MD #4 - Series A - 2037	12/1/2037	5.00%	1,050,000	1,032,812
Brighton Crossing MD #4 - Series A - 2047	12/1/2047	5.00%	4,685,000	4,392,000
Brighton Crossing MD #4 - Series B - 2047 (g)	12/1/2047	7.00%	670,000	619,971
Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	498,876
Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,396,448
Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	7,770,459
Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,480,000	1,320,826
Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,621,228
Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,545,951
Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	2,967,840
Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,793,087
Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	18,287,550
Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,380,000	1,211,875
Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	10,132,640
City Center West Residential MD #2 - Series A - 2049	12/1/2049	5.00%	2,080,000	1,874,330
City Center West Residential MD #2 - Series B - 2049 (g)	12/15/2049	7.75%	1,425,000	1,311,157
Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	5,625,000	4,975,538
Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,223,625
Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,678,482
Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	2,000,000	1,732,320
Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,318,234
Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,042,417
Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	7,880,020
Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	17,153,723
Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,010,378
Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	3,427,999
Colorado Centre MD - Series A - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	1,804,054
Colorado Centre MD - Series A - 2027 (f)(i)	1/1/2027	9.00%	2,076,440	1,495,037
CECFA Swallow Academy - Series A - 2027 (m)	11/15/2027	5.35%	3,245,000	3,088,429
CECFA Addenbrooke Classical Academy - Series A - 2027 (m)	6/1/2027	4.50%	24,385,000	23,829,510
CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,380,000	16,984,084
CECFA Monarch Montessori - Series A - 2025 (m)	5/15/2025	4.75%	8,325,000	8,086,905
CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,420,000	7,878,510
CECFA Chavez/Huerta Preparatory - Series A - 2027 (m)	7/1/2027	4.38%	36,525,000	34,957,347
CECFA Swallows Charter Academy - Series A - 2027 (m)	11/15/2027	4.38%	6,560,000	6,010,666
CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	24,315,000	22,432,290
CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	4,946,375
CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	1,822,727
CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	3,743,057
CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,118,808
CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	17,840,763
CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,217,747
CECFA Chavez/Huerta Academy - Series A - 2027 (m)	7/1/2027	4.50%	8,220,000	7,903,530
CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	8,760,000	8,428,522

CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,595,902
CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	80,470,000	77,812,076
CECFA CEC / Aurora Charter School - Series A - 2029 (m)	7/1/2029	6.00%	2,540,000	2,437,384
CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	4,060,000	3,931,095
CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,441,853
CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	38,301,309
CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,652,795
CECFA Fort Collins Montessori School - Series A - 2029 (m)	7/1/2029	6.13%	17,790,000	17,905,279
700 Kalamath LLC - Series A - 2013 (a)(j)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA / Casey’s Pond Living - Series A - 2032 (l)	6/1/2032	0.00%	8,110,000	4,055,000
CHFA / Casey’s Pond Living - Series A - 2042 (l)	6/1/2042	0.00%	10,665,000	5,332,500
CHFA / Casey’s Pond Living - Series A - 2047 (l)	6/1/2047	0.00%	8,600,000	4,300,000
Colorado International Center MD #3 - Series A - 2031	12/1/2031	4.63%	586,000	554,813
Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,433,559
Conifer MD - Series A - 2030	12/1/2030	0.00%	10,000,000	4,000,000
Conifer MD - Series A - 2032	12/1/2032	0.00%	1,450,000	580,000
Conifer MD - Series A - 2033	12/1/2033	0.00%	1,550,000	620,000
Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,765,000	1,617,517
Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,409,936
Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600
Dacono Urban Renewal Authority - Series A - 2039 (g)	12/1/2039	6.25%	2,969,000	2,814,553
Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,118,807
Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,159,715
Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	4,585,000	4,568,081
Denver West Promenade MD - Series A - 2031	12/1/2031	5.13%	500,000	499,470
Denver West Promenade MD - Series B - 2046 (g)	12/15/2046	6.00%	500,000	479,890
E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,340,446
Eagle Brook MD - Series A - 2051 (g)	12/1/2051	5.00%	1,600,000	1,376,208
Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	5,616,720
Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,685,576
Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,042,000	914,595
Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	548,464
Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,640,000	1,547,373
Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	437,620
Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,329,838
Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	6,746,351
Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,405,000	14,093,264
Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,822,265
Fort Lupton Golf Course - Series A - 2037 (a)	12/15/2037	0.00%	620,000	6,200
Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	3,325,000	2,506,219
Green Gables MD #2 - Series B - 2048 (g)	12/15/2048	8.25%	1,689,000	1,607,371
Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,191,834
Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,704,857
Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	4,833,460
Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,418,900
Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,709,940
Highlands Mead MD - Series A - 2050	12/1/2050	5.13%	1,395,000	1,237,965
Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	663,571
Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,343,447
Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	8,145,912
Hunter’s Overlook MD #5 - Series B - 2049 (g)	12/15/2049	8.50%	1,827,000	1,710,054
Hunter’s Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,165,062
Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	2,623,500
Indy Oak Tod MD - Series A - 2050	12/1/2050	5.50%	1,075,000	1,013,542
Indy Oak Tod MD - Series B - 2050 (g)	12/15/2050	8.00%	736,000	698,950
Inspiration MD - Series B - 2036	12/15/2036	5.00%	788,000	701,162
Iron Works Village MD - Series A - 2048	12/1/2048	5.88%	1,500,000	1,559,520
Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,826,034
Jefferson Center MD #1 - Series B - 2050 (g)	12/15/2050	5.75%	14,414,000	13,940,068
Karl’s Farm MD #2 - Series A - 2040	12/1/2040	5.38%	1,155,000	1,089,870
Karl’s Farm MD #2 - Series A - 2050	12/1/2050	5.63%	3,030,000	2,808,689
The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	16,401,746
Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,065,944
Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,765,536
Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	858,140
Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,095,275
Lincoln Meadows MD - Series A - 2031	12/1/2031	8.00%	6,775,000	7,161,649
Littleton Village MD #2 - Series A - 2045	12/1/2045	5.38%	1,624,000	1,593,550

Littleton Village MD #2 - Series B - 2028 (g)	12/15/2028	7.63%	1,140,000	1,126,320
Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	9,901,778
Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,190,000	1,162,975
Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	596,287
Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	273,776
Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,083,134
Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,328,379
Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,114,988
Meadowlark MD - Series A - 2040	12/1/2040	4.88%	1,045,000	907,008
Meadowlark MD - Series A - 2050	12/1/2050	5.13%	1,505,000	1,317,206
Mirabelle MD #2 - Series A - 2049	12/1/2049	5.00%	1,250,000	1,114,075
Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	7.38%	1,473,000	1,343,641
Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	10,583,557
Mount Carbon MD - Series C - 2043 (e)(g)	6/1/2043	0.00%	521,078	521,078
Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	5,918,081
Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	805,460
Mountain Shadows MD - Series A - 2035	12/1/2035	5.00%	500,000	488,675
Mountain Shadows MD - Series B - 2046 (g)	12/15/2046	7.50%	1,800,000	1,688,616
Mountain Shadows MD - Series C - 2040 (g)	12/15/2040	10.00%	1,994,000	1,908,776
Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,214,636
Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	8,935,716
Murphy Creek MD #3 - Series A - 2026	12/1/2026	6.00%	2,540,000	2,540,000
Murphy Creek MD #3 - Series A - 2035	12/1/2035	6.13%	1,880,000	1,880,000
Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	2,645,000	2,573,664
Nine Mile MD - Series A - 2030	12/1/2030	4.63%	1,125,000	1,067,040
Nine Mile MD - Series A - 2040	12/1/2040	5.13%	2,500,000	2,355,550
North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	1,850,780
Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	943,960
Palisade Park North MD #2 - Series A - 2047	12/1/2047	5.63%	1,740,000	1,710,959
Parkdale Community Authority - Series A - 2040	12/1/2040	5.00%	3,140,000	2,938,695
Parkdale Community Authority - Series A - 2050	12/1/2050	5.25%	5,620,000	5,042,320
Parkdale Community Authority - Series B - 2050 (g)	12/15/2050	7.75%	2,424,000	2,226,250
Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,906,000	1,793,355
Parker Automotive MD - Series B - 2032 (g)	12/15/2032	8.00%	3,785,000	3,691,889
Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	22,455,939
Pioneer MD #3 - Series A - 2046 (g)	12/1/2046	6.50%	2,646,000	2,546,114
The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,480,265
Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,285,118
Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	401,309
Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,288,648
PFA / Colorado Skies Academy - Series A - 2025 (m)	7/1/2025	5.63%	10,290,000	9,967,820
PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	28,570,000	27,757,755
Ravenna MD - Series A – 2046	12/1/2046	5.00%	33,685,000	30,819,080
Ravenna MD - Series B - 2056 (g)	12/15/2056	7.50%	8,000,000	7,334,880
Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,803,000	1,653,964
Rendezvous MD #4 - Series B - 2048 (g)	10/15/2048	8.00%	1,189,000	1,102,667
Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,772,261
Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	461,945
Rex Ranch MD - Series B - 2047 (g)	12/15/2047	7.88%	445,000	466,716
Ritoro MD - Series B - 2049 (g)	12/15/2049	8.50%	2,190,000	2,249,918
Riverdale Peaks II MD - Series A - 2025	12/1/2025	6.40%	930,000	762,600
Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	930,700
Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	990,754
Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,779,250
Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,230,000	1,805,408
Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	2,979,685
Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,035,295
Rose Hill Acres MD - Series A - 2050	12/1/2050	5.00%	2,990,000	2,630,094
Rose Hill Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	853,216
Roxborough Village MD - Series A - 2042 (f)(i)	12/31/2042	0.00%	242,645	26,691
RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	4,734,506
Sabell MD - Series A - 2050	12/1/2050	5.00%	1,055,000	930,552
Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	562,807
Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,482,347
64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	4,790,700
Solitude MD - Series A - 2026 (j)	12/1/2026	7.00%	3,520,000	2,288,000
Southglenn MD - Series A - 2030	12/1/2030	5.00%	2,285,000	2,284,634

Southglenn MD - Series A - 2046	12/1/2046	5.00%	2,100,000	1,944,390
Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	493,015
Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	2,815,440
Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,745,911
Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	10,305,000	10,441,644
Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,410,000	1,287,330
Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,531,115
Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,539,008
St Vrain Lakes MD #2 - Series A - 2037	12/1/2037	5.00%	4,000,000	3,919,280
St. Vrain Lakes MD #2 - Series A - 2047	12/1/2047	5.13%	3,050,000	2,877,584
St Vrain Lakes MD #2 - Series B - 2047 (g)	12/15/2047	7.63%	1,083,000	1,073,881
STC MD #2 - Series A - 2025	12/1/2025	3.00%	555,000	528,604
STC MD #2 - Series A - 2029	12/1/2029	4.00%	1,615,000	1,503,694
STC MD #2 - Series A - 2038	12/1/2038	5.00%	15,160,000	14,136,548
STC MD #2 - Series B - 2049 (g)	12/15/2049	8.00%	3,954,000	3,675,283
Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,322,392
Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,455,836
Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	11,366,010
Stetson Ridge MD #3 - Series B - 2042 (g)(m)	12/15/2042	7.50%	301,000	278,732
Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	1,903,360
Tallyn’s Reach MD #3 - Series A - 2038	11/1/2038	5.13%	2,070,000	2,083,414
Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	970,659
Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,519,316
Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,689,709
Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,332,013
Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,155,951
Trails At Crowfoot MD #3 - Series B - 2049 (g)	12/15/2049	9.00%	3,135,000	2,954,738
Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000
Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	10,490,088
Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,970,000	1,662,798
Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,295,000	2,105,685
Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,300,000	1,232,790
Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	536,070
Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,070,406
Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	4,522,718
White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,435,458
Wild Plum MD - Series A - 2049	12/1/2049	5.00%	595,000	623,965
Willow Springs MD - Series B - 2049 (g)	12/15/2049	7.75%	650,000	594,991
Woodmen Heights MD #2 - Series B - 2040 (g)	12/15/2040	7.50%	3,358,000	3,100,912
Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	8,948,064

Colorado (amortized cost $1,254,175,575)			1,328,097,143	1,153,399,230

Colorado Municipal Bonds (amortized cost $1,254,175,575)			$1,328,097,143	$1,153,399,230

Short-Term Municipal Bonds 5.3%
Colorado 74.5%
Boulder Housing Authority / Broadway East - Series A - 2037 (LOC 1)	9/1/2037	4.11%	$1,455,000	$1,455,000
Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
Broomfield URA / Event Center - Series A - 2030 (LOC 2)	12/1/2030	4.00%	7,185,000	7,185,000
CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	4.11%	4,715,000	4,715,000
Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	3.97%	1,100,000	1,100,000
ECCV Water & Sanitation District - Series A - 2023 (c)	11/15/2023	5.00%	1,011,000	1,011,030
Jeffco Business Center MD #1 - Series A - 2023 (j)	5/1/2024	0.00%	1,006,000	1,006,000
Ravenna MD - Series A CABs - 2023 (d)	12/1/2023	5.00%	325,000	317,720
Rockinghorse MD #2 - Series A CABs - 2024	1/1/2024	6.00%	3,565,000	3,610,204
Rockinghorse MD #2 - Series B - 2024	1/1/2024	6.50%	3,885,000	3,942,653
Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	4.00%	39,045,000	39,045,000

Colorado (amortized cost $67,290,600)			67,607,000	67,702,608

Multi-State 18.0%
Freddie Mac VR - 2045 (LOC 4)	12/15/2045	4.03%	16,365,000	16,365,000

Multi-State (amortized cost $16,365,000)			16,365,000	16,365,000

Oregon 6.4%
Multnomah County Hospital - Series A - 2023 (m)	10/1/2023	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

South Dakota 1.0%
Flandreau Santee Sioux Tribe / Gaming - Series A - 2024 (m)	1/1/2024	8.28%	950,000	933,508

South Dakota (amortized cost $950,000)			950,000	933,508

Puerto Rico 0.1%
Puerto Rico - Series A - 2023	7/1/2023	5.25%	51,698	51,698

Puerto Rico (amortized cost $52,990)			51,698	51,698

Short-Term Municipal Bonds (amortized cost $90,473,591)			$90,788,698	$90,867,814

Other Municipal Bonds 5.2%
South Dakota 86.1%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,581,940
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2026 (m)	1/1/2026	5.00%	1,740,000	1,625,734
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	2,950,180
Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,211,670
Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,641,111
Flandreau Santee Sioux Tribe / Gaming - Series A - 2025 (m)	1/1/2025	8.28%	1,030,000	983,393
Flandreau Santee Sioux Tribe / Gaming - Series A - 2026 (m)	1/1/2026	8.28%	1,115,000	1,048,635
Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,124,976
Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,212,854
Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,050,702
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2025 (m)	7/1/2025	5.75%	740,000	709,031
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	741,440
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	770,763
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	801,378
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	839,353
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	872,386
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	913,910
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	950,646
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	995,709
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,040,380
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,093,144
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,264,779
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	8,240,220
Lower Brule Sioux Tribe - Series A - 2025 (m)	3/1/2025	5.88%	1,000,000	942,370
Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	2,600,000	2,395,042
Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,492,385
Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	6,050,000	4,940,128
Oglala Sioux Tribe - Series A - 2024 (m)	10/1/2024	5.50%	1,985,000	1,947,980
Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	772,896
Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,155,728

South Dakota (amortized cost $89,410,446)			89,415,000	76,310,862

Puerto Rico 10.9%
Puerto Rico - Series A - 2025	7/1/2025	5.38%	103,109	105,655
Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	107,586
Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	107,648
Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	106,635
Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	87,957
Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	77,345
Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	64,096
Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	84,316
Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	85,324
Puerto Rico - Series A - 2024	7/1/2024	0.00%	30,955	29,651
Puerto Rico - Series A - 2033	7/1/2033	0.00%	119,142	72,841
Puerto Rico - Series A - 2043	7/1/2043	0.00%	438,347	220,817
Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	274,923
Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	136,779
Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	979,571
Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,534,662
Puerto Rico / Sales Tax - Series A - 2024	7/1/2024	0.00%	97,000	93,166
Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	0.00%	267,000	226,731
Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	0.00%	260,000	201,991
Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	0.00%	336,000	239,699
Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	0.00%	378,000	245,696
Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	0.00%	3,597,000	1,010,505
Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	0.00%	2,930,000	615,740
Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,354,267

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	39,559
Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	541,154

Puerto Rico (amortized cost $9,011,589)			15,385,193	9,644,312

Washington 2.2%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	2,040,000	1,969,906

Washington (amortized cost $1,910,174)			2,040,000	1,969,906

Oklahoma 0.5%
Haskell County Public Facilities - Series B - 2024 (g)	4/1/2024	5.25%	450,000	447,552

Oklahoma (amortized cost $450,000)			450,000	447,552

California 0.3%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	264,146	264,146

California (amortized cost $264,146)			264,146	264,146

Missouri 0.0%
Kansas City IDA - Series A - 2028	1/1/2028	6.75%	28,000	28,057

Missouri (amortized cost $28,000)			28,000	28,057

Other Municipal Bonds (amortized cost $101,074,355)			$107,582,339	$88,664,834

Colorado Capital Appreciation and Zero Coupon Bonds 1.9%
Colorado 100.0%
Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	$7,565,000	$6,451,281
Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	11,730,164
Conifer MD - Series B - 2031 (a)(d)(g)(j)	12/1/2031	0.00%	7,470,000	2,988,000
PV ERU Holding Trust - Series A CABs - 2039 (a)(m)	2/14/2039	0.00%	710,000	149,100
PV ERU Holding Trust - Series A CABs - 2039 (a)(m)	2/14/2039	0.00%	3,122,000	655,620
PV ERU Holding Trust - Series A CABs - 2039 (a)(m)	2/14/2039	0.00%	13,168,000	2,765,280
PV ERU Holding Trust - Series A CABs - 2037 (a)(m)	12/15/2037	0.00%	14,000,000	2,940,000
Ravenna MD - Series A CABs - 2024 (d)	12/1/2024	5.00%	490,000	452,966
Ravenna MD - Series A CABs - 2025 (d)	12/1/2025	5.00%	585,000	511,021
Inspiration MD – Series C CABs – 2024	6/1/2024	5.00%	1,115,000	1,102,858
Third Creek MD #1 - Series A CABs - 2026	12/1/2026	5.25%	2,285,000	1,466,444
Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	1,000,000	680,220

Colorado (amortized cost $43,712,230)			72,795,000	31,892,953

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $43,712,230)			$72,795,000	$31,892,953

Colorado Taxable Certificates/Notes/Bonds 0.3%
Colorado 100.0%
Colliers Hill MD #2 / Taxable - Series B - 2047	12/15/2047	6.00%	$2,250,000	$2,120,580
CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	1,960,000	1,845,850
Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,804,000	1,685,549
Tabernash Pole Creek Note - 2022 (a)(j)	12/31/2023	0.00%	227,347	88,199

Colorado (amortized cost $6,241,347)			6,241,347	5,740,178

Colorado Taxable Certificates/Notes/Bonds (amortized cost $6,241,347)			$6,241,347	$5,740,178

Total investments, at value (amortized cost $1,495,677,098)	79.9%			$1,370,565,010
Other assets net of liabilities	20.1%			344,072,242

Net Assets	100.0%			$1,714,637,252

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2023. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2023.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,986,065 and a value of $6,753,780 or less than 1.0% of net assets, as of June 30, 2023.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $502,811,296 representing 29.32% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

June 30, 2023

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	US Bank, N.A.
2.	BNP Paribas
3.	JP Morgan Chase Bank N.A.
4.	Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABs-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

MD-Metropolitan District

P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2023 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,872,347 and such bonds have a value of $19,236,049 or 1.12% of net assets, as of June 30, 2023. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $13,687,500 or 0.80% of net assets, as of June 30, 2023. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of June 30, 2023:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Total Securities June 30, 2023
Level 1 Securities	$—	$—	$—	$—	$—	$—
Level 2 Securities	1,115,369,944	87,097,224	87,953,136	58,214,732	5,651,979	1,354,287,015
Level 3 Securities	7,616,650	5,321,000	264,146	2,988,000	88,199	16,277,995

Totals	$1,122,986,594	$92,418,224	$88,217,282	$61,202,732	$5,740,178	$1,370,565,010

From September 30, 2022 to June 30, 2023 there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the June 30, 2023 balance of $92,156,671). Approximately $232,435,387 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $93,627,247 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2023 the interest rates paid on these obligations ranged from 3.97% to 4.11%.

Income Tax Information

At June 30, 2023 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,495,677,098

Gross unrealized appreciation	$11,831,859
Gross unrealized (depreciation)	(136,943,947)

Net unrealized appreciation (depreciation) of investments	$(125,112,088)

Litigation

The Fund is periodically involved in various legal proceedings. As of June 30, 2023, the Fund has a litigation payable of $249,755 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2023 that was filed with the Securities and Exchange Commission (“SEC”) on June 5, 2023. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of June 30, 2023 is set forth in the schedule of investments.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose a levy on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment.

On or about November 17, 2022, the District filed a Motion for Summary Judgment and Permanent Injunction (“MSJ”). In response, the Fund and UMB submitted two filings to the Court: (1) a Motion Pursuant to C.R.C.P. 56(f) to Deny or Continue the MSJ (“Rule 56(f) Motion”) on the grounds that the MSJ was premature and that additional discovery was required in order to respond to the MSJ; and (2) notwithstanding the need for additional discovery, an Opposition to the District’s MSJ. On or about January 11, 2023, the Court granted the Rule 56(f) Motion, ruling that “additional discovery should be allowed,” and that “Defendants are allowed ninety (90) days from the date of this order to file an amended Opposition to the District’s MSJ.” Since the Court’s Order granting the Rule 56(f) Motion, the Parties have been engaged in additional discovery relevant to the Parties’ claims and defenses, with the District’s deposition pursuant to C.R.C.P. 30(b)(6) scheduled for April 12, 2023. On or about March 23, 2023, the District filed a Supplemental Motion for Summary Judgment (“Supplemental MSJ”), which sought summary judgment on the Amended Counterclaims, which were filed by the Fund and UMB after the District’s initial MSJ.

The Court denied the District’s motion for summary judgement and has not yet acted on our similar motion. Based on several factors (including, among other things, discovery issues and difficulty securing the District’s cooperation in scheduling its deposition), the Fund and UMB filed a Motion to Continue and Reset the July 17, 2023 Trial Date and Related Pretrial Deadlines, which was approved by the Court. At this point, it is impossible to determine the direction, cost, duration or ultimate outcome of these matters.